Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.20329%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$527,406.32

Principal:
Principal Collections	$10,463,840.25
Prepayments in Full	$3,535,553.70
Liquidation Proceeds	$25,286.59
Recoveries	$191,051.45
Sub Total	$14,215,731.99
Collections	$14,743,138.31

Purchase Amounts:
Purchase Amounts Related to Principal	$309,200.06
Purchase Amounts Related to Interest	$1,905.74
Sub Total	$311,105.80

Clean-up Call	$171,443,752.71

Reserve Account Draw Amount	$3,947,135.23

Available Funds - Total	$190,445,132.05

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$190,445,132.05
Servicing Fee	$154,870.70	$154,870.70	$0.00	$0.00	$190,290,261.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$190,290,261.35
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$190,290,261.35
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$190,290,261.35
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$190,290,261.35
Interest - Class A-4 Notes	$164,048.78	$164,048.78	$0.00	$0.00	$190,126,212.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$190,126,212.57
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$189,997,945.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$189,997,945.90
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$189,908,469.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$189,908,469.23
Regular Principal Payment	$141,237,005.76	$141,237,005.76	$0.00	$0.00	$48,671,463.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,671,463.47
Residual Released to Depositor	$0.00	$48,671,463.47	$0.00	$0.00	$0.00
Total		$190,445,132.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$141,237,005.76
Total					$141,237,005.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$62,297,005.76	$478.58	$164,048.78	$1.26	$62,461,054.54	$479.84
Class B Notes	$47,360,000.00	$1,000.00	$128,266.67	$2.71	$47,488,266.67	$1,002.71
Class C Notes	$31,580,000.00	$1,000.00	$89,476.67	$2.83	$31,669,476.67	$1,002.83
Total	$141,237,005.76	$89.46	$381,792.12	$0.24	$141,618,797.88	$89.70

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$62,297,005.76	0.4785819	$0.00	0.0000000
Class B Notes	$47,360,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$31,580,000.00	1.0000000	$0.00	0.0000000
Total	$141,237,005.76	0.0894556	$0.00	0.0000000

Pool Information
Weighted Average APR	3.333%	3.340%
Weighted Average Remaining Term	20.87	20.12
Number of Receivables Outstanding	19,948	19,166
Pool Balance	$185,844,845.61	$171,443,752.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$172,814,087.56	$159,650,814.04
Pool Factor	0.1075491	0.0992151

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$11,792,938.67
Targeted Overcollateralization Amount	$43,370,020.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$171,443,752.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$3,947,135.23
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(3,947,135.23)
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$67,212.30
(Recoveries)		111	$191,051.45
Net Loss for Current Collection Period			$(123,839.15)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.7996%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1888%
Second Prior Collection Period			-0.0188%
Prior Collection Period			-0.2556%
Current Collection Period			-0.8319%
Four Month Average (Current and Prior Three Collection Periods)			-0.3238%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,303	$14,837,123.94
(Cumulative Recoveries)			$3,904,143.64
Cumulative Net Loss for All Collection Periods			$10,932,980.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6327%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,448.09
Average Net Loss for Receivables that have experienced a Realized Loss			$2,540.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.61%	205	$2,761,820.17
61-90 Days Delinquent	0.26%	34	$453,660.85
91-120 Days Delinquent	0.06%	6	$100,985.78
Over 120 Days Delinquent	0.31%	37	$522,969.20
Total Delinquent Receivables	2.24%	282	$3,839,436.00

Repossession Inventory:
Repossessed in the Current Collection Period		4	$37,095.85
Total Repossessed Inventory		9	$124,222.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3506%
Prior Collection Period			0.3409%
Current Collection Period			0.4018%
Three Month Average			0.3644%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6286%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	45

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$623,805.30
2 Months Extended	66	$883,728.94
3+ Months Extended	7	$82,694.61

Total Receivables Extended	124	$1,590,228.85

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer